Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Statement [Abstract]
Revenue (note 1 (j))	$ 348,480	$ 492,919	$ 589,174
Cost of sales	247,169	261,057	340,107
Gross margin	101,311	231,862	249,067
Operating expenses
Selling, marketing and administration	78,127	103,858	116,880
Research and development	35,982	43,309	40,068
Depreciation and amortization of property and equipment (note 5)	8,078	11,266	16,357
Amortization of intangible assets	61	71	22,367
Restructuring costs (note 2)	5,080	6,108	5,891
Gain on sale of long-lived assets		(84)	(4,151)
Total operating expenses	127,328	164,528	197,412
Operating (loss) income	(26,017)	67,334	51,655
Non-operating expenses (income)
Interest expense	18,270	19,958	21,446
Foreign exchange loss	1,244	11,107	9,904
Other income	(665)	(712)	(759)
Total non-operating expenses	18,849	30,353	30,591
(Loss) income before income taxes	(44,866)	36,981	21,064
Income tax expense (recovery) (note 11)
Current	3,503	(1,945)	5,097
Deferred	12,534	14,798	(4,577)
Income tax expense	16,037	12,853	520
Net (loss) income	$ (60,903)	$ 24,128	$ 20,544
(Loss) earnings per share (note 12)
Basic	$ (4.99)	$ 1.98	$ 1.70
Diluted	$ (4.99)	$ 1.91	$ 1.62